Goodwill and intangible assets - Schedule of Goodwill and Intangible Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 26,047
Product intangibles: not available for use	0
Retirements	0
Foreign exchange difference	(782)
Intangible assets and goodwill at end of period	25,265
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	925
Product intangibles: not available for use	0
Retirements	0
Foreign exchange difference	(31)
Intangible assets and goodwill at end of period	894
Apraglutide
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	22,334
Product intangibles: not available for use	0
Retirements	0
Foreign exchange difference	(751)
Intangible assets and goodwill at end of period	21,583
Comet Platform
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,788
Product intangibles: not available for use	0
Retirements	0
Foreign exchange difference	0
Intangible assets and goodwill at end of period	$ 2,788